Document and Entity Information	Dec. 28, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 28, 2022
Entity Registrant Name	ESGEN ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40927
Entity Tax Identification Number	98-1601409
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	987-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865506
Amendment Flag	false
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ESAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ESACW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-halfof one redeemable warrant
Trading Symbol	ESACU
Security Exchange Name	NASDAQ